RESTRICTED CASH (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Restricted Cash [Line Items]
Restricted cash	$ 18,147	$ 18,144	$ 1,484,941